UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09157
Investment Company Act File Number
Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
California Municipal Income Trust
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 179.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 21.3%
$2,000	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,920,060
745	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	719,245
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,459,151
575	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	561,585
1,600	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,694,912
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,000,080
235	California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	237,355
2,490	California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,520,179
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,174,200
1,250	University of California, 5.25%, 5/15/39	1,239,887

		$17,526,654

Electric Utilities — 7.2%
$270	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$280,249
2,275	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,215,645
1,500	Northern California Power Agency, 5.25%, 8/1/24	1,566,975
530	Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	506,267
1,300	Vernon, Electric System Revenue, 5.125%, 8/1/21	1,337,661

		$5,906,797

Escrowed/Prerefunded — 0.0%(2)
$25	California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	$31,687

		$31,687

General Obligations — 18.6%
$1,600	California, 5.50%, 11/1/35	$1,598,784
750	California, 6.00%, 4/1/38	775,418
1,590	California, (AMT), 5.05%, 12/1/36	1,380,851
3,655	Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,675,322
4,770	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	4,674,838
3,180	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(3)(4)	3,180,954

		$15,286,167

Hospital — 22.0%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$981,050
2,310	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,022,035
1,475	California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,603,561
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	711,210
1,245	California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	1,056,632
1,150	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,026,065
1,350	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,186,056
1,565	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,494,356
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,675,135
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,543,980
1,900	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,802,055
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,358,774
700	Washington Township Health Care District, 5.25%, 7/1/29	620,669

		$18,081,578

Principal
Amount
(000’s omitted)	Security	Value
Housing — 1.2%
$699	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$642,073
410	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	370,283

		$1,012,356

Industrial Development Revenue — 3.6%
$1,235	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,233,197
2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	1,700,180

		$2,933,377

Insured-Education — 7.1%
$2,660	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$2,517,158
1,250	California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,324,150
2,140	California State University, (AMBAC), 5.00%, 11/1/33	2,017,999

		$5,859,307

Insured-Electric Utilities — 7.0%
$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (NPFG), (AMT), 5.35%, 12/1/16	$2,556,025
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (NPFG), (AMT), 5.55%, 9/1/31	3,170,375

		$5,726,400

Insured-Escrowed/Prerefunded — 3.2%
$5,130	Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$2,638,667

		$2,638,667

Insured-General Obligations — 5.1%
$6,485	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$1,339,996
4,825	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	926,159
4,720	Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	1,899,139

		$4,165,294

Insured-Hospital — 14.4%
$2,900	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,748,243
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(3)	689,535
3,750	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(3)	3,769,200
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(3)	4,636,050

		$11,843,028

Insured-Lease Revenue/Certificates of Participation — 12.0%
$5,510	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,165,615
2,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,354,620
3,500	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(3)	3,337,355

		$9,857,590

Insured-Special Tax Revenue — 3.4%
$21,285	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,068,294
4,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	449,979
8,355	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	823,051
5,270	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	480,887

		$2,822,211

Insured-Transportation — 9.4%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,251,650
7,950	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	1,664,332
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	685,122

Principal
Amount
(000’s omitted)	Security	Value
$10,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	$1,584,700
1,320	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,170,206
1,350	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,359,585

		$7,715,595

Insured-Water and Sewer — 6.1%
$1,725	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	$1,751,254
4,400	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	3,252,128

		$5,003,382

Other Revenue — 2.2%
$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$351,917
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	502,808
980	Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	561,589
640	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	427,366

		$1,843,680

Senior Living/Life Care — 1.6%
$175	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.75%, 11/15/26	$149,595
700	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.875%, 11/15/36	554,323
600	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 7.25%, 11/15/41	628,278

		$1,332,196

Special Tax Revenue — 19.3%
$1,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$873,930
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	220,316
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	323,702
970	Corona Public Financing Authority, 5.80%, 9/1/20	931,675
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	166,700
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	380,875
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,508,449
895	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	878,237
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	403,616
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	708,112
2,245	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,286,645
930	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	942,853
2,400	San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,502,648
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,113,276
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250,677
490	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	487,256
250	Temecula Unified School District, 5.00%, 9/1/27	214,185
400	Temecula Unified School District, 5.00%, 9/1/37	312,916
500	Tustin Community Facilities District, 6.00%, 9/1/37	451,730
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	950,860

		$15,908,658

Transportation — 12.6%
$2,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,005,700
1,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	1,031,530
2,120	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(4)	2,025,299
1,500	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,501,650
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	1,060,114

Principal
Amount
(000’s omitted)	Security	Value
$1,500	San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	$1,375,890
1,540	San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/40	1,383,428

		$10,383,611

Water and Sewer — 2.3%
$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,914,226

		$1,914,226

Total Tax-Exempt Investments — 179.6% (identified cost $158,430,121)		$147,792,461

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.7)%		$(49,976,627)

Other Assets, Less Liabilities — (18.9)%		$(15,528,431)

Net Assets Applicable to Common Shares — 100.0%		$82,287,403

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 37.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 13.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Amount is less than 0.05%.

(3)		Security represents the underlying municipal bond of an inverse floater.

(4)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,231,254.

A summary of open financial instruments at February 28, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	68 U.S. 10-Year Treasury Note	Short	$(8,084,325)	$(8,095,188)	$(10,863)
6/11	88 U.S. 30-Year Treasury Bond	Short	(10,558,317)	(10,590,250)	(31,933)

					$(42,796)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
Bank of America	$3,412,500	4.524%	3-month USD- LIBOR-BBA	May 18, 2011 / May 20, 2041	$(116,415)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $159,211.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,448,512

Gross unrealized appreciation	$2,512,714
Gross unrealized depreciation	(12,383,765)

Net unrealized depreciation	$(9,871,051)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$147,792,461	$—	$147,792,461

Total Investments	$—	$147,792,461	$—	$147,792,461

Liability Description
Futures Contracts	$(42,796)	$—	$—	$(42,796)
Interest Rate Swaps	—	(116,415)	—	(116,415)

Total	$(42,796)	$(116,415)	$—	$(159,211)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson_
Cynthia J. Clemson
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011